UNITED STATES
SECURITIES AND
EXCHANGE
COMMISSION
WASHINGTON, D.C. 20549
FORM 12b-25
NOTIFICATION OF LATE
FILING

Commission File Number:
811-08685
(check one):   [  ] Form 10-K
and Form 10-KSB       [  ]
Form 10-Q and Form
10-QSB
               [  ] Form 20-F
  [  ]  Form 11-K      [  ] Form
N-SAR
               [x] Form
N-CSR


For Period Ended: December
31, 2003

[ ] Transition Report on Form
10-K                    [ ] Transition
Report on Form 20-F

[ ]  Transition Report on Form
11-K                   [ ] Transition
Report on Form 10-Q

[ ]  Transition Report on Form
N-SAR                [ ] Transition
Report on Form N-CSR


For the Transition Period
Ended:

 If the notification relates to a
portion of the filing checked
above, identify the item(s) to
which the notification relates:

PART I - REGISTRANT
INFORMATION

Rochdale Investment Trust
Full Name of Registrant

-------------------------
Former Name if Applicable

570 Lexington Avenue
Address of Principal Executive
Office (Street and Number)

New York, NY 10022
City, State and Zip Code
PART 11 - RULES 12b-25(b)
and (c)
if the subject report could not
be filed without unreasonable
effort or expense and the
registrant seeks relief pursuant
to Rule 12b-25(b), the
following should be completed.
(Check box if appropriate)

[x ]  (a) The reasons described
in reasonable detail in Part III
of this form could not be
eliminated without unreasonable
effort,or expense;

[ ]  (b) The subject annual
report, semi-annual report,
transition report on Form
10-K, Form 20-F, 11-K,
Form N-SAR, Form N-CSR,
or portion thereof, will be filed
on or before the fifteenth
calendar day following the
prescribed due date; or the


subject quarterly report of
transition report on Form
IO-Q, or portion thereof will
be filed on or before the fifth
calendar day following the
prescribed due date; and [ ]

(c) The accountant's statement
or other exhibit required by rule
12b-25(c) has been attached if
applicable.

PART III - NARRATIVE

State below in reasonable detail
the reasons why the Form
10-K and Form 10-KSB,
11-K, 20-F, IO-Q and Form
IO-QSB, N-SAR, or other
transition report or portion
thereof, could not be filed
within the prescribed period.

The registrant did not receive,
in a timely manner, all of the
information required to
complete its preparation of the
Form N-CSR for the period
ended December 31, 2003; the
registrant was, therefore,
unable to file such report
without unreasonable effort and
expense.  It is anticipated that
the registrant's Form N-CSR
will be available for filing by
March 25, 2004.



PART IV - OTHER
INFORMATION

(1)   Name and telephone
number of person to contact in
regard to this notification

Joy Ausili
         (626) 914-7385

(Name)                      (Area
Code)      (Telephone Number)

(2)  Have all other periodic
reports required under section
13 or 15(d) of the Securities
Exchange Act of 1934 or
Section 30 of  the Investment
Company Act of 1940 during
the preceding 12 months (or for
such shorter period that the
registrant was required to file
such reports), been filed. If
answer is no, identify report(s).

      [x ] YES     [ ] NO
(3)  Is it anticipated that any
significant change in results of
operations from the
corresponding period for the
last fiscal year will be reflected
by the earnings statement to be
included in the subject report or
portion thereof?

     [ ] YES      [x ] NO

If so, attach an explanation of
the anticipated change, both
narratively, and, if appropriate,
state the reasons why a
reasonable estimate of the
results cannot be made.

Rochdale Investment Trust
 (Name of Registrant as
Specified in Charter)

has caused this notification to
be signed on its behalf by the
undersigned hereunto duly
authorized.


    Date:3/10/04    By: /s/
JOY AUSILI
??